Note 10 - Loans Payable (Details Textual) - Loans Payable With IPFS Corporation [Member] - USD ($)		10 Months Ended
	Jun. 30, 2023	May 31, 2025	Apr. 30, 2024	Sep. 30, 2024	Aug. 31, 2024	Dec. 31, 2023
Debt Instrument, Face Amount	$ 800,000				$ 500,000	$ 800,000
Debt Instrument, Interest Rate, Stated Percentage	7.24%				7.94%	7.24%
Debt Instrument, Periodic Payment	$ 126,000		$ 77,000
Loans Payable to Bank				$ 400,000		$ 200,000
Forecast [Member]
Debt Instrument, Periodic Payment		$ 56,000